Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 55,025	$ 7,522	$ 12,037
Other comprehensive income before tax:
Unrealized holding gains (losses) on available for sale securities	10,520	22,399	(4,115)
Less: Reclassification adjustments for gains recognized in income	(8,448)	(4,766)
Other comprehensive income, before tax	2,072	17,633	(4,115)
Tax effect	(779)	(6,729)	1,327
Other comprehensive income, net of tax	1,293	10,904	(2,788)
Comprehensive income	56,318	18,426	9,249
Less: Comprehensive income (loss) attributable to noncontrolling interest	4,895	2,288	(22)
Comprehensive income attributable to Capital Bank Financial Corp.	$ 51,423	$ 16,138	$ 9,271